Other income/ (expense) items	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Other income/ (expense) items
Other income/ (expense) items

2017	2016	2015
$M	$M	$M
(a)   Profit on sale of redundant site

Credited to operating profit:
Profit on sale of redundant site	0.4	2.1	—
	0.4	2.1	—
(b)   Changes to defined benefit pension plans

Credited to operating profit:
Changes to defined benefit pension plans	—	0.6	18.0
	—	0.6	18.0
(c)   Restructuring and other expense

Charged to operating profit:
Rationalization of operations	(12.1)	(0.4)	(21.8)
Patent infringement litigation costs	(3.5)	(0.6)	(0.5)
Direct listing costs	(2.3)	—	—
Non-current asset impairments	(3.7)	—	—
Receivable impairment provision	—	(1.2)	—
I.P.O. related share based compensation charges	—	—	(0.1)
	(21.6)	(2.2)	(22.4)
(d)   Net gain / (loss) on acquisitions and disposals

(Charged)/credited to non-operating profit:
Merger and acquisition costs	(0.9)	(0.3)	(2.0)
Gain on bargain purchase	1.2	—	—
Remeasurement of deferred contingent consideration	1.0	0.5	—
	1.3	0.2	(2.0)

Profit on sale of redundant site
In 2017, a credit of $0.4 million was recognized in relation to a provision that was no longer required. The provision was held pending completion of remediation works at the former Redditch site, which was sold during 2016 to a company that specializes in remediating contaminated land. Given the remediation works were completed at the end of March 2017, it was appropriate to release the provision.
In 2016, a profit of $2.1 million was recognized in relation to the sale of the Redditch site.
Changes to defined benefit pension plans
During 2016, a net credit of $0.6 million was recognized following the sale of $10.0 million of U.S. deferred pensioner liabilities to an insurer, and lump sum payments of $4.9 million offered to certain U.S. deferred pensioners.
In 2015, a credit of $18.0 million has been recognized in relation to changes to the U.K. defined benefit pension plan effective April 5, 2016 in respect of closure of the plan to future accrual and changing the reference index from the Retail Prices Index ("RPI") to the Consumer Prices Index ("CPI") when increasing pensions in payment. This credit comprises a past service credit of $14.9 million and a curtailment credit of $3.3 million, offset by associated advisory costs of $0.2 million.
Rationalization of operations
In 2017, $6.6 million of costs were incurred in relation to rationalization costs in the Gas Cylinders Division and $5.5 million in the Elektron Division. $2.2 million of the charge in the Gas Cylinders Division was in relation to an impairment of the investment in our associate, Sub 161 Pty Limited, $2.1 million was incurred following the decision to discontinue our Advanced Oxygen System (AOS) product line and $1.0 million following the announcement to exit our Luxfer HEI business. These were offset in part by a $0.4 million credit relating to sales of inventory that was previously written down as part of the closure of our German operation in 2015. In the Elektron Division, $1.7 million of the charge related to the rationalization of its Magtech operations, which includes $1.3 million in relation to the write down of land and buildings. Separately, we have recorded $0.6 million related to an onerous communications contract. There has also been a Group-wide effort to reduce headcount and streamline management that has resulted in a $1.5 million and $3.0 million charge within the Gas Cylinders and Elektron Divisions respectively. Other rationalization costs of $0.4 million has been incurred, split evenly between the two Divisions.
In 2016, $0.4 million of costs were incurred in relation to rationalization costs in the Elektron division.
In 2015, $21.8 million of costs have been incurred in relation to rationalization costs in the Gas Cylinders Division. The $21.8 million of costs incurred related to the rationalization of its Alternative Fuel ("AF") operations, including closure of two manufacturing facilities (in Germany and Utah) and a review of related assets and investments for obsolescence and impairment. The charge comprises asset write-downs of $17.7 million, redundancy costs of $2.2 million, closure costs of $1.7 million and legal costs of $0.2 million.
Patent infringement litigation costs
In February 2018, the Company reached an out-of-court settlement with regards to the patent infringement litigation action taken against a competitor with us agreeing to pay an amount equivalent to $1.6 million. The settlement has been recognized as an accrual at December 31, 2017. Additionally, our litigation costs incurred during 2017 were $1.9 million, resulting in a total charge of $3.5 million (2016: $0.6 million and 2015: $0.5 million) all relating to the Elektron Division.
Direct listing costs
In 2017, $2.3 million of costs were incurred in relation to professional fees in connection with our project of converting our ADR listing to a direct listing of our ordinary shares. The project was successfully implemented in December 2017.
Non-current asset impairments
In 2017, a charge of $3.7 million has been recognized in relation to non-current asset impairments within the Elektron Division. $2.2 million of this charge relates to our Czech business, $0.9 million in relation to our North America business and $0.6 million in relation to our U.K. business.
Receivable impairment provision
In 2016, $1.2 million was incurred for an impairment charge on receivables in relation to an aerospace customer that has entered Chapter 11 protection . This was an operating cost item but was separated out within the income statement with other unusual operating items and included within the restructuring and other expenses line due to the nature of the customer entering Chapter 11.
I.P.O. related share based compensation charges
In 2015, a charge of $0.1 million was recognized in the consolidated income statement under IFRS 2 in relation to share options granted as part of the initial public offering. The share options are described in further detail in Note 31.

Merger and acquisition costs
In 2017, acquisition costs of $0.5 million has been recognized in relation to the acquisition of the Specialty Metals business of ESM Group Inc. In addition, as part of the acquisition, an environmental provision of $0.4 million has been established, with funds placed in escrow, to clean up low level chemical contamination on the land acquired, with any remaining funds remitted to the seller.
In 2016, a charge of $0.3 million has been recognized in the consolidated income statement in relation to a potential acquisition which was subsequently aborted.
In 2015, a charge of $1.8 million related to two approaches to acquire the company. Neither of these approaches resulted in an executable offer that could be put to shareholders. $0.2 million of legal costs have also been incurred in relation to the investment in Sub161 Pty Limited; further details are given in Note 14.
Gain on bargain purchase
In 2017, the Group acquired the trade and assets of the Specialty Metals business of ESM Group Inc., for a total consideration of $4.6 million. The fair value of the net assets acquired has been assessed at $5.8 million, with a gain on bargain purchase of $1.2 million recognized. Further details are given in Note 25.
Remeasurement of deferred contingent consideration
In 2017, a credit of $1.0 million (2016: $0.5 million) has been recognized in the consolidated income statement in relation to the remeasurement of deferred contingent consideration arising from the acquisition of Luxfer Magtech Inc. where an element of deferred contingent consideration is no longer payable due to the acquired business failing to achieve a profit triggers at December 31, 2017 and at December 31, 2016.